Benefit Plans - Summary Of Investment Strategy For Benefit Plan (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Plan assets by category
Plan assets	$ 7,521
Plan assets, percentage	100.00%
Equity Securities [Member]
Plan assets by category
Plan assets	7,398
Plan assets, percentage	98.30%
Debt Securities [Member]
Plan assets by category
Plan assets	117
Plan assets, percentage	1.60%
Cash and Cash Equivalents [Member]
Plan assets by category
Plan assets	$ 6
Plan assets, percentage	0.10%